Long-Term Debt - Credit Facilities (Details) - Revolving Credit Facility	12 Months Ended
Dec. 31, 2018
Line Of Credit Facility [Line Items]
Number of open reducing credit facilities	1
Reducing revolving credit facilities periodic payment	semi-annual
Maturity date	Feb. 28, 2019
Line Of Credit Facility Interest Rate Description	LIBOR
Debt Instrument, Interest Rate, Stated Percentage	3.18%